Note 4 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2026	218,412,119	(52,521,414)	165,890,705
Depreciation for the period	-	(5,798,940)	(5,798,940)
Capitalized expenses	98,342	-	98,342
Balance, June 30, 2026	218,510,461	(58,320,354)	160,190,107